Loss Before Income Tax - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Employee Compensation And Remuneration Of Directors [Line Items]
Other income	$ 156,749	$ 340,076
J.P. Morgan Chase Bank N.A
Disclosure Of Employee Compensation And Remuneration Of Directors [Line Items]
Other income	$ 100,000	$ 300,000